UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     October 29, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $3,535,460 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   184826  4349870 SH       DEFINED 01            2402170        0  1947700
BANK OF AMERICA CORPORATION    COM              060505104   136654 10429597 SH       DEFINED 01            5629483        0  4800114
BANK OF NEW YORK MELLON CORP   COM              064058100   156625  5994049 SH       DEFINED 01            3266084        0  2727965
BAXTER INTL INC                COM              071813109   157873  3309018 SH       DEFINED 01            1796564        0  1512454
BMC SOFTWARE INC               COM              055921100   142529  3520961 SH       DEFINED 01            1968714        0  1552247
CA INC                         COM              12673P105   135269  6404801 SH       DEFINED 01            3460723        0  2944078
CISCO SYS INC                  COM              17275R102   172054  7856346 SH       DEFINED 01            4311191        0  3545155
COVIDIEN PLC                   SHS              G2554F105   179707  4471432 SH       DEFINED 01            2467639        0  2003793
CVS CAREMARK CORPORATION       COM              126650100   158996  5052301 SH       DEFINED 01            2780269        0  2272032
FIDELITY NATL INFORMATION SV   COM              31620M106   198085  7301341 SH       DEFINED 01            3884503        0  3416838
FISERV INC                     COM              337738108   199521  3707182 SH       DEFINED 01            2029744        0  1677438
HEWLETT PACKARD CO             COM              428236103   181724  4319559 SH       DEFINED 01            2368719        0  1950840
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   133543  1847834 SH       DEFINED 01            1072584        0   775250
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   194534  2480355 SH       DEFINED 01            1371458        0  1108897
NALCO HOLDING COMPANY          COM              62985Q101    98182  3894562 SH       DEFINED 01            2113454        0  1781108
ORACLE CORP                    COM              68389X105   201810  7516199 SH       DEFINED 01            4048470        0  3467729
PFIZER INC                     COM              717081103   184666 10755156 SH       DEFINED 01            5755211        0  4999945
THERMO FISHER SCIENTIFIC INC   COM              883556102   171310  3577894 SH       DEFINED 01            1973329        0  1604565
TJX COS INC NEW                COM              872540109   171118  3834143 SH       DEFINED 01            2094695        0  1739448
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   181086  6197341 SH       DEFINED 01            3361903        0  2835438
YUM BRANDS INC                 COM              988498101   195348  4241162 SH       DEFINED 01            2322564        0  1918598